Note I - Other Borrowed Funds - Scheduled Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
2018	$ 5,516
2019	5,323
2020	3,060
2021	2,780
2022	2,717
Thereafter	16,553
	35,949	$ 37,085
Federal Home Loan Bank Advances [Member]
2018	3,255
2019	2,724
2020	2,541
2021	2,239
2022	2,153
Thereafter	15,713
	28,625	29,203
Promissory Notes [Member]
2018	2,261
2019	2,599
2020	519
2021	541
2022	564
Thereafter	840
	$ 7,324	$ 7,882